Schedule of other financial assets, current (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
IfrsStatementLineItems [Line Items]
Other financial assets, current	$ 901	₨ 68,356	₨ 114,634
Interest accrued on term deposits [Member]
IfrsStatementLineItems [Line Items]
Other financial assets, current		962	1,691
Security deposits [Member]
IfrsStatementLineItems [Line Items]
Other financial assets, current		12,800	14,897
Loans To Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Other financial assets, current
Other financial assets including government grant [Member]
IfrsStatementLineItems [Line Items]
Other financial assets, current		₨ 54,594	₨ 98,046